Note 4 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	2012	2011
Land	$1,802	$1,890
Buildings	10,235	10,334
Leasehold improvements	2,872	2,855
Furniture and equipment	14,281	13,961
	29,190	29,040
Less accumulated depreciation	20,510	19,824
Total premises and equipment	$8,680	$9,216

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$452
2014	319
2015	187
2016	160
2017	122
Thereafter	-
$1,240